CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (USD $)	Total USD ($)	Series A Convertible Redeemable Preferred Shares [Member] USD ($)	Series B Convertible Redeemable Preferred Shares [Member] USD ($)	Series C Convertible Redeemable Preferred Shares [Member] USD ($)	Class A [Member]	Class B [Member]	Ordinary Shares [Member] Class A [Member] USD ($)	Ordinary Shares [Member] Class A [Member] Series A Convertible Redeemable Preferred Shares [Member] USD ($)	Ordinary Shares [Member] Class A [Member] Series B Convertible Redeemable Preferred Shares [Member] USD ($)	Ordinary Shares [Member] Class A [Member] Series C Convertible Redeemable Preferred Shares [Member] USD ($)	Ordinary Shares [Member] Class B [Member] USD ($)	Ordinary Shares [Member] Class B [Member] Series A Convertible Redeemable Preferred Shares [Member] USD ($)	Ordinary Shares [Member] Class B [Member] Series B Convertible Redeemable Preferred Shares [Member] USD ($)	Ordinary Shares [Member] Class B [Member] Series C Convertible Redeemable Preferred Shares [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] Series A Convertible Redeemable Preferred Shares [Member] USD ($)	Additional Paid-in Capital [Member] Series B Convertible Redeemable Preferred Shares [Member] USD ($)	Additional Paid-in Capital [Member] Series C Convertible Redeemable Preferred Shares [Member] USD ($)	Accumulated Other Comprehensive Income [Member] USD ($)	Accumulated Other Comprehensive Income [Member] Series A Convertible Redeemable Preferred Shares [Member] USD ($)	Accumulated Other Comprehensive Income [Member] Series B Convertible Redeemable Preferred Shares [Member] USD ($)	Accumulated Other Comprehensive Income [Member] Series C Convertible Redeemable Preferred Shares [Member] USD ($)	Retained Earnings (Accumulated Deficit) [Member] USD ($)	Retained Earnings (Accumulated Deficit) [Member] Series A Convertible Redeemable Preferred Shares [Member] USD ($)	Retained Earnings (Accumulated Deficit) [Member] Series B Convertible Redeemable Preferred Shares [Member] USD ($)	Retained Earnings (Accumulated Deficit) [Member] Series C Convertible Redeemable Preferred Shares [Member] USD ($)
Balance at Dec. 31, 2012	$ (34,966,849)										$ 10,851								$ 484,096				$ (35,461,796)
Balance, shares at Dec. 31, 2012											10,851,287
Net income	14,047,031																						14,047,031
Foreign currency translation adjustment, net of nil income taxes	1,150,824																		1,150,824
Share-based compensation	764,746														764,746
Accretion of convertible redeemable preferred shares	(44,360,060)														(843,595)								(43,516,465)
Conversion of convertible redeemable preferred shares to ordinary shares		80,224										1,375				78,849
Conversion of convertible redeemable preferred shares to ordinary shares												1,375,271
Balance at Dec. 31, 2013	(63,284,084)										12,226								1,634,920				(64,931,230)
Balance, shares at Dec. 31, 2013						12,226,558					12,226,558
Balance at Dec. 31, 2011	(18,171,606)										10,851								415,681				(18,598,138)
Balance, shares at Dec. 31, 2011											10,851,287
Net income	9,552,471																						9,552,471
Foreign currency translation adjustment, net of nil income taxes	68,415																		68,415
Share-based compensation	129,431														129,431
Accretion of convertible redeemable preferred shares	(26,545,560)														(129,431)								(26,416,129)
Balance at Dec. 31, 2012	(34,966,849)										10,851								484,096				(35,461,796)
Balance, shares at Dec. 31, 2012											10,851,287
Balance at Dec. 31, 2013	(63,284,084)										12,226								1,634,920				(64,931,230)
Balance, shares at Dec. 31, 2013						12,226,558					12,226,558
Net income	24,691,248																						24,691,248
Foreign currency translation adjustment, net of nil income taxes	66,678																		66,678
Share-based compensation	4,062,159														4,062,159
Accretion of convertible redeemable preferred shares	(576,431)														(495,159)								(81,272)
Issuance of Class A ordinary shares, upon initial public offering ("IPO"), net of issuance cost of US$4,031,356	92,223,639						11,500								92,212,139
Issuance of Class A ordinary shares, upon initial public offering ("IPO"), net of issuance cost of US$4,031,356, shares							11,500,000
Issuance of Class A ordinary shares in private placement concurrent with the IPO	13,500,000						1,500								13,498,500
Issuance of Class A ordinary shares in private placement concurrent with the IPO, shares							1,500,000
Conversion of convertible redeemable preferred shares to ordinary shares		419,776	16,324,300	95,211,135							25,431	7,196	7,320	10,915	111,929,780	412,580	16,316,980	95,200,220
Conversion of convertible redeemable preferred shares to ordinary shares											25,430,831	7,196,159	7,319,820	10,914,852
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	248,812						1,788								247,024
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares, shares							1,788,393
Conversion of Class B ordinary shares to Class A ordinary shares							8,924				(8,924)
Conversion of Class B ordinary shares to Class A ordinary shares, shares							8,924,365				(8,924,365)
Reclassification of APIC and retained earnings															(85,568,016)								85,568,016
Balance at Dec. 31, 2014	$ 182,887,232						$ 23,712				$ 28,733				$ 135,886,427				$ 1,701,598				$ 45,246,762
Balance, shares at Dec. 31, 2014	52,445,782				23,712,758	28,733,024	23,712,758				28,733,024